Annual Total Returns [BarChart] - Voya SmallCap Opportunities Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	0.29%
2012	14.63%
2013	38.39%
2014	5.07%
2015	(1.36%)
2016	12.80%
2017	18.12%
2018	(16.29%)
2019	25.09%
2020	25.74%